Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated VIE and VIE's subsidiary
Total assets	$ 221,782	$ 507,734
Total Liabilities	142,493	216,145
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	7,110	10,506
Total Liabilities	5,188	6,741
Registered capital and statutory reserve	$ 2,081	$ 2,081
OptAim VIE | Mr Jian Tang
Consolidated VIE and VIE's subsidiary
VIE direct or indirect ownership (as a percent)	30.00%